INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Income tax [Abstract]
Schedule of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Current	$412	$246	$552	$428
Deferred	(5)	18	29	41
Total	$407	$264	$581	$469